Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure of Personnel Expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	S/ 1,155,580	S/ 1,073,396	S/ 731,040
Remunerations [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	733,614	680,560	492,354
Legal bonuses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	72,769	71,372	57,491
Health insurance for employees [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	117,947	104,444	75,419
Bonuses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	33,808	42,834	6,916
Severance payments [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	53,281	49,061	39,316
Vacations [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	45,703	42,841	36,029
Employees profit sharing [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	36,188	32,817	4,375
Board of Directors remuneration [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	5,781	5,027	4,006
Equity-settled share-based payment expenses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	9,145	3,675
Compensation to personnel [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	13,647	9,211	7,004
Training [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	1,647	1,995	1,290
Other Benefits [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	S/ 32,050	S/ 29,559	S/ 6,840